LEASING - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flow, leases	$ 5.9	$ 8.8	$ 35.2
Lease liabilities	5.6	8.3	30.6
Non-current	3.7	6.2	10.2
Current	1.9	2.1	20.4
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flow, leases	2.8	2.8	7.5
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flow, leases	3.0	5.9	27.6
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flow, leases	$ 0.1	$ 0.1	$ 0.1